Vessels, net and Advances for vessel acquisition (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Vessels, net - Consolidated Statement of Financial Position

	Vessels cost	Vessels depreciation	Dry docking costs	Depreciation of dry-docking costs	Net Book Value
Balance at January 1, 2024	181,258	(86,232)	16,245	(10,714)	100,557
Additions	37,557	–	986	–	38,543
Reversal of Impairment	1,891	–	–	–	1,891
Depreciation & Amortization	–	(2,443)	–	(1,769)	(4,212)
Transfer to Assets Held for sale	(21,282)	10,694	(5,233)	4,453	(11,368)
Balance at June 30, 2024	199,424	(77,981)	11,998	(8,030)	125,411

Vessels, net - Consolidated Statement of Comprehensive Income/ (loss)

	For the Three months ended June 30, 2024	For the Three months ended June 30, 2023	For the Six months ended June 30, 2024	For the Six months ended June 30, 2023
Vessels` depreciation	1,248	1,128	2,443	2,315
Depreciation on office furniture and equipment	9	12	17	22
Depreciation of right of use asset	78	78	156	156
Total	1,335	1,218	2,616	2,493